Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies:
Commitments and Contingencies

24.            COMMITMENTS AND CONTINGENCIES

Commitments

In the course of carrying out its operations and other activities, the Group and its subsidiaries enter into various agreements, which would require the Group to invest in or provide financing to specific projects or undertakings. In management’s opinion, these commitments are entered into under standard terms, which are representative of each specific project’s potential and should not result in an unreasonable loss.

As of December 31, 2011, the total Group’s contractual commitments to acquire property, plant and equipment amounted to $2,179,494.

Included in the commitments related to acquisition of property, plant and equipment are amounts arising from various purchase agreements in respect of railway construction for the Elga project. The total amount of remaining commitments under the construction contracts as of December 31, 2011 is equal to $1,257,982.

The BCG Companies utilize coal preparation and loading facilities on their property that are owned and operated by third parties. The agreements covering the BCG Companies use of these facilities expire in 2016 and require minimum payment amounts should the BCG Companies fail to achieve defined throughput levels. These minimum amounts total $3,960 annually for the period from December 31, 2011 to December 31, 2015 and $2,640 in the aggregate for the period thereafter.

Contingencies

(a)           Guarantees

As of December 31, 2011, the Group guaranteed the fulfillment of obligations to third parties for the total amount of $2,439. These guarantees are given by the Group under mortgage loans provided to individuals.

(b)           Environmental

In the course of the Group’s operations, the Group may be subject to environmental claims and legal proceedings. The quantification of environmental exposures requires an assessment of many factors, including changing laws and regulations, improvements in environmental technologies, the quality of information available related to specific sites, the assessment stage of each site investigation, preliminary findings and the length of time involved in remediation or settlement. The BCG Companies are subject to extensive U.S. laws, government regulations and other requirements relating to the protection of the environment, health and safety and other matters, which could impose additional costs to the Group. The U.S. regulatory agencies have the authority to temporarily or permanently close the BCG Companies’ mines or modify their operations because the operations of the BCG Companies may impact the environment or cause or contribute to contamination or exposure to hazardous substances, which could result in environmental liabilities and limit the Group’s ability to produce and sell coal in the United States. Management does not believe that any pending environmental claims or proceedings will have a material adverse effect on its financial position and results of operations.

The Group estimated the total amount of capital investments to address environmental concerns at its various subsidiaries at $20,629 as of December 31, 2011. These amounts are not accrued in the consolidated financial statements until actual capital investments are made.

Possible liabilities, which were identified by management as those that can be subject to potential claims from environmental authorities are not accrued in the consolidated financial statements. The amount of such liabilities was not significant.

(c)           EU ascension commitments

Integration of Romania into the European Union (“EU”) required, in particular, adoption of a new national strategy aimed at restructuring of major metallurgical entities, including Mechel Targoviste S.A. and Mechel Campia Turzii S.A. As an integral part of the restructuring process, individual viability plans agreed with EU consultants are to be incorporated into the business plans of entities. Implementation of these plans and achievement of the targets should be provided by investors in accordance with their contractual obligations under privatization contracts. Viability plans of Mechel Targoviste S.A. and Mechel Campia Turzii S.A. include additional investments into technology development and ecology improvement. After the completion of the restructuring, key business performance indicators of both companies are to be in line with effectiveness requirements of the EU.

In September 2010, the European Commission confirmed the compliance of Mechel Targoviste S.A. and Mechel Campia Turzii S.A. with all the key benchmark indicators required.

(d)           Taxation

The Group is subject to taxation to the largest extent in Russia, and secondarily in other jurisdictions. Russian tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant regional and federal authorities. Recent events within the Russian Federation suggest that the tax authorities are taking a more assertive position in its interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. Fiscal periods remain open to review by the authorities in respect of taxes for three calendar years preceding the year of review. Under certain circumstances reviews may cover longer periods.

In Russia, generally tax declarations remain open and subject to inspection for a period of three years. The fact that a year has been reviewed does not close that year, or any tax declaration applicable to that year, from further review during the three-year period.

In other tax jurisdictions where the Group conducts operations or holds shares, taxes are generally charged on the income arising in that jurisdiction. In some jurisdictions agreements to avoid double taxation are signed between different jurisdictions; however, the risk of additional taxation exists, especially in respect of certain domiciles where some of the Group entities are located and which are considered to be tax havens.

Management believes that it has paid or accrued all taxes that are applicable. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate of the probable outflow of resources embodying economic benefits, which will be required to settle these liabilities. In accordance with FASB ASC 450, “Contingencies” (“ASC 450”), the Group accrued $12,179 and $8,898 of other tax claims that management believes are probable, as of December 31, 2011 and 2010, respectively. In addition, income tax accrual was made under ASC 740 (refer to Note 19).

As of December 31, 2011, the Group does not believe that any other material tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustment to the accompanying financial statements in order for those statements not to be materially misstated or misleading.

Possible liabilities, which were identified by management as those that can be subject to different interpretations of the tax law and regulations and largely related to mineral extraction tax are not accrued in the consolidated financial statements. The amount of such liabilities was insignificant.

(e)           Litigation, claims and assessments

The Group is subject to various lawsuits and claims with respect to such matters as personal injury, wrongful death, damage to property, exposure to hazardous substances, governmental regulations including environmental remediation, employment and contract disputes and other claims and actions arising out of the normal course of business. In the cases related to the U.S. subsidiaries, insurance or other indemnification protection is generally available to the Group from the previous owners, which should offset the financial impact on the Group, if any. Therefore, management’s current estimates related to these pending claims, individually and in the aggregate, are immaterial to the financial position, results of operations or cash flows of the Group. If the Group is unable to recover the losses from the previous owners, it is reasonably possible that the ultimate liabilities with respect to these lawsuits and claims may be material to the financial position, results of operations or cash flows of the Group.

In 2008, Pinnacle Mining Company (“Pinnacle”) filed a suit against the Group’s US subsidiary and a third party engineering firm in the U.S. District Court for the Southern District of Beckley, West Virginia. Pinnacle asserts claims against defendants for negligence, strict liability, violation of the Federal Surface Mining Control and Reclamation Act, and injunctive relief. The case arises from mining activity by the Group’s subsidiary in the “safety zone” of a coal slurry impoundment maintained by Pinnacle. The parties filed a joint motion to stay, and the court granted the stay, which has allowed additional time for the regulatory agencies involved to determine what steps are necessary for remediation. A plan has been submitted by the defendants and was approved by the West Virginia Department of Environmental Protection (“WVDEP”). The Group completed an installation of pumps to dewater the mine in accordance with the plan. At present, the Group has an unresolved issue regarding Pinnacle’s access to the underground part of the mine.  The Group is defending the matter and anticipates settlement of this matter between $500 and $1,000.

In May 2009, Suncoke served the Group’s US subsidiary with the claim for failure of performance of its obligations under contracts to supply coal to Suncoke in 2008. Suncoke has not made any further legal actions against the Group since that time. The Group is defending on the grounds that Suncoke was able to cover the subject coal at no additional cost to Suncoke and Suncoke was also in violation of its contractual obligations in 2008 for not accepting delivery of the tonnage as provided in the contract agreement. The maximum amount of this claim is $67,046.

The Group’s US subsidiary is a defendant in a case brought in September 2008 in the Circuit Court of Ohio County by Mountain State Carbon, LLC. The lawsuit alleges breach of contract, implied duty of good faith and fair dealing against the Group’s US subsidiary. Mountain State claims damages of $4,500.

The Group does not expect to suffer any losses resulting from these lawsuits that related to event prior to the Group’s acquisition of the BCG Companies as it has full indemnity from the BCG Companies’ previous owners in accordance with the terms of the acquisition agreement.

In March 2009, Dean Frederick, a non-controlling Group’s shareholder, filed a court suit in the Southern district court of New York, USA, claiming that the Group had not disclosed significant facts of the Group’s financial position, business activities among the Group’s subsidiaries and improper conduct of business through the use of transfer pricing on sales of coal and tax evasion. Claims were based on the Federal Antimonopoly Service (“FAS”) decision and press publications around it. The amount of claims and evidences of the Group’s alleged wrong-doing were not stated in the suit. During 2010, the court heard evidence of both parties and accepted the motion from the Group. In August 2011, the district court granted the Group’s motion to dismiss the amended complaint and agreed with the Group that the plaintiffs had not pled and could not plead any motive on the part of the individual defendants to have misled investors. The court did not allow the plaintiffs to amend their complaint.

In September 2011, the plaintiffs filed a notice of their intent to appeal the district court’s decision to the U.S. Court of Appeals for the second circuit. In March 2012, U.S. Court of Appeals heard oral arguments and, on April 11, 2012, it affirmed the lower court’s dismissal of all of the claims of the plaintiffs. The plaintiffs may still appeal the decision to the U.S. Supreme Court. Management cannot predict the outcome of the suit but expects to be able to defend its position in the court.

In April 2011, Glencore International AG filed a claim against Mechel Carbon AG with the Zurich Chamber of Commerce for a failure to fulfill its obligations under the coal supply contract. The amount of claim is $5,363 plus 5% p.a. and the Group expects to reach a successful resolution of this matter.

(f)            Russian business environment

Russia continues economic reforms and development of its legal, tax and regulatory frameworks as required by a market economy. The future stability of the Russian economy is largely dependent upon these reforms and developments and the effectiveness of economic, financial and monetary measures undertaken by the government.

The Russian economy is vulnerable to market downturns and economic slowdowns elsewhere in the world. The global financial crisis has resulted in a decline in the gross domestic product, capital markets instability, significant deterioration of liquidity in the banking sector, and tighter credit conditions within Russia. While the Russian Government has introduced a range of stabilization measures aimed at providing liquidity to Russian banks and companies, there continues to be uncertainty regarding the access to capital and cost of capital for the Group and its counterparties, which could affect the Group’s financial position, results of operations and business prospects. These considerations similarly apply to other jurisdictions where the Group operates.

While management believes it is taking appropriate measures to support the sustainability of the Group’s business in the current circumstances, unexpected further deterioration in the areas described above could negatively affect the Group’s results and financial position in a manner not currently determinable.